Significant Accounting Policies (Details)	12 Months Ended
Dec. 25, 2011
Buildings, chassis and cranes [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	25 years
Containers [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	15 years
Vessels [Member] | Maximum [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	40 years
Vessels [Member] | Minimum [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	20 years
Software [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	3 years
Other [Member] | Maximum [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	10 years
Other [Member] | Minimum [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	3 years